Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Class A Shares Of Common Stock [Member]
Common stock, par value
Common stock, shares authorized	420,000,000	420,000,000
Common stock, shares issued	129,529,412	145,129,780
Common stock, shares outstanding	129,529,412	145,129,780
Class B Shares Of Common Stock [Member]
Common stock, par value
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	80,000,000	96,753,186
Common stock, shares outstanding	80,000,000	96,753,186